Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related parties
Schedule of balances due from/to related parties

		Country
	Type of transaction	of origin	2019		2018		2017		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	Ps.	23,442	Ps.	8,266	Ps.	—	30 days
			Ps.	23,442	Ps.	8,266	Ps.	—

		Country
	Type of transaction	of origin	2019		2018		2017		Terms
Due to:
One Link, S.A. de C.V. (“One Link”)	Call center fees	El Salvador	Ps.	39,838	Ps.	—	Ps.	24,980	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		16,246		2,751		—	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft and engine maintenance	Mexico/El Salvador		1,474		15,024		15,951	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		996		—		—	30 days
			Ps.	58,554	Ps.	17,775	Ps.	40,931

Schedule of transactions with related parties

Related party transactions	Country of origin	2019		2018		2017
Revenues:
Transactions with affiliates
Frontier Airlines Inc
Code-share	USA	Ps.	208,968	Ps.	8,358	Ps.	—

Expenses:
Transactions with affiliates
Aeromantenimiento, S.A.
Aircraft and engine maintenance	Mexico/El Salvador	Ps.	201,624	Ps.	341,726	Ps.	249,266
Servprot, Human Capital Int., Onelink, MACF
Call center fees and other professional fees	Mexico/El Salvador		41,467		4,800		202,689
Aeromantenimiento, S.A.
Technical support	Mexico/El Salvador		5,815		4,796		8,088